Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.0%
13,761	iShares 20+ Year Treasury Bond ETF	$1,539,581	1.9
38,928	iShares Core U.S. Aggregate Bond ETF	3,920,438	4.8
29,127	iShares MSCI Japan ETF	1,560,916	1.9
14,080	Schwab U.S. TIPS ETF	786,650	1.0
39,035	Vanguard Emerging Markets ETF	1,605,510	2.0
152,897	Vanguard FTSE Developed Markets ETF	6,186,212	7.5
15,167	Vanguard Mid-Cap ETF	3,176,728	3.9

	Total Exchange-Traded Funds
	(Cost $21,629,641)	18,776,035	23.0

MUTUAL FUNDS: 77.1%
	Affiliated Investment Companies: 38.3%
2,428,352	Voya Intermediate Bond Fund - Class P3	21,601,158	26.5
180,921	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,727,794	2.1
278,933	Voya Multi-Manager International Equity Fund - Class P3	2,529,920	3.1
500,956	Voya Multi-Manager International Factors Fund - Class P3	4,157,935	5.1
134,517	Voya Short Term Bond Fund - Class P3	1,255,043	1.5
		31,271,850	38.3

	Unaffiliated Investment Companies: 38.8%
628,818	TIAA-CREF S&P 500 Index Fund - Institutional Class	27,466,769	33.8
191,862	TIAA-CREF SmallCap Blend Index Fund - Class I	4,078,980	5.0
		31,545,749	38.8

	Total Mutual Funds
	(Cost $69,579,013)	62,817,599	77.1

	Total Investments in Securities (Cost $91,208,654)	$81,593,634	100.1
	Liabilities in Excess of Other Assets	(43,454)	(0.1)
	Net Assets	$81,550,180	100.0

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,776,035	$–	$–	$18,776,035
Mutual Funds	62,817,599	–	–	62,817,599
Total Investments, at fair value	$81,593,634	$–	$–	$81,593,634

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$20,702,641	$3,268,228	$(2,087,900)	$(281,811)	$21,601,158	$186,952	$(321,814)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,621,475	389,481	(266,364)	(16,799)	1,727,794	-	(97,651)	-
Voya Multi-Manager International Equity Fund - Class P3	2,399,351	655,268	(402,747)	(121,952)	2,529,920	-	(101,956)	-
Voya Multi-Manager International Factors Fund - Class P3	3,977,802	988,584	(485,993)	(322,458)	4,157,935	-	(104,193)	-
Voya Short Term Bond Fund - Class R6	-	2,842,288	(2,842,288)	-	-	2,998	(19,414)	-
Voya Short Term Bond Fund - Class P3	-	1,378,436	(122,763)	(630)	1,255,043	5,283	132	-
	$28,701,269	$9,522,285	$(6,208,055)	$(743,650)	$31,271,850	$195,233	$(644,896)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $93,098,122.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(11,504,488)

Net Unrealized Depreciation	$(11,504,488)